Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of December 31,
	2022	2023
	RMB	RMB
Cost
Land	—	39,312
Electronic equipment	79,663	114,237
Leasehold improvements	63,995	67,677
Machinery and equipment	121,614	186,890
Furniture and fixture	54,851	78,169
Transportation vehicles	4,411	5,400
Total cost	324,534	491,685
Less: Accumulated depreciation	(84,329)	(154,473)
Property and equipment, net	240,205	337,212
Construction in Progress	264,748	534,399
Total	504,953	871,611